Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000234546 | FNMA8990287
Holdings [Line Items]
Percent of Total Investments	70.10%
C000234546 | FNMA or FHLMC8990285
Holdings [Line Items]
Percent of Total Investments	45.40%
C000234546 | Barclays Bank8989962
Holdings [Line Items]
Percent of Total Investments	10.80%
C000234546 | Barclays Bank8989965
Holdings [Line Items]
Percent of Total Investments	2.20%
C000234546 | Barclays Bank8989967
Holdings [Line Items]
Percent of Total Investments	2.10%
C000234546 | U.S. Treasury Bills8989461
Holdings [Line Items]
Percent of Total Investments	1.50%
C000234546 | iShares Bitcoin Trust ETF8990072
Holdings [Line Items]
Percent of Total Investments	1.40%
C000234546 | U.S. Treasury Bills8989897
Holdings [Line Items]
Percent of Total Investments	1.20%
C000234546 | GNMA8990281
Holdings [Line Items]
Percent of Total Investments	0.90%
C000234546 | GNMA8990279
Holdings [Line Items]
Percent of Total Investments	0.80%
C000234545 | FNMA8990287
Holdings [Line Items]
Percent of Total Investments	70.10%
C000234545 | FNMA or FHLMC8990285
Holdings [Line Items]
Percent of Total Investments	45.40%
C000234545 | Barclays Bank8989962
Holdings [Line Items]
Percent of Total Investments	10.80%
C000234545 | Barclays Bank8989965
Holdings [Line Items]
Percent of Total Investments	2.20%
C000234545 | Barclays Bank8989967
Holdings [Line Items]
Percent of Total Investments	2.10%
C000234545 | U.S. Treasury Bills8989461
Holdings [Line Items]
Percent of Total Investments	1.50%
C000234545 | iShares Bitcoin Trust ETF8990072
Holdings [Line Items]
Percent of Total Investments	1.40%
C000234545 | U.S. Treasury Bills8989897
Holdings [Line Items]
Percent of Total Investments	1.20%
C000234545 | GNMA8990281
Holdings [Line Items]
Percent of Total Investments	0.90%
C000234545 | GNMA8990279
Holdings [Line Items]
Percent of Total Investments	0.80%